Significant Accounting Policies - Convenience Translation, Cash & cash equivalents (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	¥ 35,596		¥ 14,420	¥ 4,516
Provisions	99,165	$ 15,198	9,396	10,904
Write-offs	(13,758)		(6,120)	(1,000)
Balance at December 31	121,003		35,596	¥ 14,420
Accounting Standards Update 2016-13 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	17,900
Balance at December 31			17,900
Previously Reported [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	¥ 17,696
Balance at December 31			¥ 17,696